Label	Element	Value
Global X Funds
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GLOBAL X FUNDS
(THE "TRUST")
SUPPLEMENT DATED MARCH 15, 2021
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE SERIES OF THE TRUST (THE "FUNDS") LISTED IN SCHEDULE 1, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in each Fund's Summary Prospectus, Statutory Prospectus and/or SAI, as applicable.

For the Funds listed in Schedule 1 below, as of April 1, 2021, all references to each Fund’s name are hereby replaced with the new name listed in the second column in the table below. In addition, for the Global X Longevity Thematic ETF, as of April 1, 2021, the ticker symbol is replaced with the new ticker symbol listed in the second column in the table below.
SCHEDULE 1

Current Fund Name and/or Ticker Symbol	New Fund Name and/or Ticker Symbol as of April 1, 2021	DATE OF SUMMARY PROSPECTUS	DATE OF STATUTORY PROSPECTUS	DATE OF SAI
Global X Health & Wellness Thematic ETF	Global X Health & Wellness ETF	April 1, 2020	April 1, 2020	April 1, 2020
Global X Longevity Thematic ETF (LNGR)	Global X Aging Population ETF (AGNG)	April 1, 2020	April 1, 2020	April 1, 2020
Global X Millennials Thematic ETF	Global X Millennial Consumer ETF	April 1, 2020	April 1, 2020	April 1, 2020
Global X China Disruption ETF	Global X China Innovation ETF	February 18, 2021	February 18, 2021	February 18, 2021

Supplement Closing [Text Block]	ck0001432353_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Global X Funds | Global X Health & Wellness ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Health & Wellness ETF
Global X Funds | Global X Aging Population ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Aging Population ETF
Global X Funds | Global X Aging Population ETF | Global X Aging Population ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AGNG
Global X Funds | Global X Millennial Consumer ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Millennial Consumer ETF
Global X Funds | Global X China Innovation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X China Innovation ETF